Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) - 6 months ended Jun. 30, 2018 $ in Thousands, € in Millions	USD ($) interest_rate_swaps	EUR (€) interest_rate_swaps
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 1,256,827
Fair value / carrying amount of asset / (liability)	$ (14,623)
Weighted-average remaining term (years)	4 years 1 month 6 days
Fixed interest rate	2.90%	2.90%
Euro-denominated interest rate swaps
Derivative [Line Items]
Principal Amount | €		€ 186.2
Reduced principal amount of interest rate swaps	$ 81,900	€ 70.1
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	217,621
Fair value / carrying amount of asset / (liability)	$ (26,107)
Weighted-average remaining term (years)	2 years 6 months
Fixed interest rate	3.10%	3.10%
Interest rate swap agreements
Derivative [Line Items]
Fair value / carrying amount of asset / (liability)	$ (40,730)
Derivative, number of instruments held | interest_rate_swaps	2	2
Minimum | Interest rate swap agreements
Derivative [Line Items]
Debt instrument, basis spread on variable rate	0.30%
Maximum | Interest rate swap agreements
Derivative [Line Items]
Debt instrument, basis spread on variable rate	4.00%